Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates
Basis of Presentation and Use of Estimates
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The Company’s fiscal year end is December 31 st
. Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, as of the date of the consolidated financial statements, and the reported amounts of any expenses during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to accrued liabilities stock-based compensation expense. Management bases its estimates on historical experience, and on various other market-specific relevant assumptions that management believes to be reasonable, under the circumstances. Actual results may differ from those estimates or assumptions.
The consolidated financial statements include the accounts of resTORbio, Inc. and its wholly owned subsidiary, resTORbio Securities Corp. All inter-company transactions and balances have been eliminated in consolidation.

Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated financial statements are unaudited. The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and, in the opinion of management, reflect all adjustments of a normal recurring nature necessary for a fair statement of the Company’s financial position as of June 30, 2020 and the results of operations and cash flows for the interim periods ended June 30, 2020 and 2019. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2019 that was filed with the Securities and Exchange Commission (“SEC”) on March 12, 2020 (the “2019 Form
10-K”).
Interim results are not necessarily indicative of results for a full year or for any other interim period. The condensed consolidated financial statements include the accounts of resTORbio, Inc. and its wholly owned subsidiaries, resTORbio Securities Corp. and Project Oasis Merger Sub, Inc. All inter-company transactions and balances have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, as of the date of the condensed consolidated financial statements, and the reported amounts of any expenses during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to accrued liabilities, income taxes, and stock-based compensation expense. Management bases its estimates on historical experience, and on various other market-specific relevant assumptions that management believes to be reasonable, under the circumstances. Actual results may differ from those estimates or assumptions.

Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The significant accounting policies and estimates used in the preparation of the condensed consolidated financial statements are described in the Company’s audited financial statements as of and for the year ended December 31, 2019, and the notes thereto, which are included in the 2019 Form
10-K.
There have been no material changes in the Company’s significant accounting policies during the three and six months ended June 30, 2020.

Marketable securities
Marketable securities
The Company classifies marketable securities with remaining maturities when purchased of greater than three months as available-for-sale.
Marketable securities with a remaining maturity date greater than one year are classified as non-current.
Available-for-sale
securities are maintained by investment managers and consist of U.S. treasury securities and U.S. government agency securities.
Available-for-sale
securities are carried at fair value with the unrealized gains and losses included in other comprehensive income (loss) as a component of stockholders’ equity until realized. Any premium or discount arising at purchase is amortized and/or accreted to interest income and/or expensed over the life of the instrument.
If any adjustment to fair value reflects a decline in the value of the investment, the Company considers all available evidence to evaluate the extent to which the decline is “other-than-temporary” and, if so, marks the investment to market through a change to the Company’s statement of operations and comprehensive loss.

Restricted Cash
Restricted Cash
The Company maintains a letter of credit for the benefit of the landlord in connection with the Company’s office lease. As of December 31, 2019 and 2018, restricted cash
(non-current)
related to this letter of credit consisted of $245,000 and $84,000, respectively.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price at which an asset could be exchanged in a current transaction between knowledgeable, willing parties. The authoritative accounting guidance describes a fair value hierarchy based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable and the last is considered unobservable. These levels of inputs are as follows:
Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
Level 3—Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.
The following table summarizes assets measured at fair value on a recurring basis at June 30, 2020 (in thousands):

Description	June 30, 2020	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Money market funds (included in cash and cash equivalents)	$70,889	$70,889	$—	$—

Total	$70,889	$70,889	$—	$—

The following table summarizes assets measured at fair value on a recurring basis at December 31, 2019 (in thousands):

Description	December 31, 2019	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Money market funds (included in cash and cash equivalents)	$33,774	$33,774	$—	$—
U.S. treasury securities (included in marketable securities)	57,699	57,699	—	—

Total	$91,473	$91,473	$—	$—

Fair Value Measurements
Fair value is defined as the price at which an asset could be exchanged in a current transaction between knowledgeable, willing parties. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a new obligor, not the amount that would be paid to settle the liability with the creditor. Where available, fair value is based on observable market prices, or parameters derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment. The degree of management estimation and judgment is dependent on the price transparency for the instruments, or market, and the instruments’ complexity. The authoritative accounting guidance describes a fair value hierarchy based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable and the last is considered unobservable. These levels of inputs are as follows:
Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
Level 3—Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.
The following table summarizes assets measured at fair value on a recurring basis at December 31, 2019 (in thousands):

Description	December 31, 2019	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Money market funds (included in cash and cash equivalents)	$33,774	$33,774	$—	$—
U.S. treasury securities (included in marketable securities)	57,699	57,699	—	—

Total	$91,473	$91,473	$—	$—

The following table summarizes assets measured at fair value on a recurring basis at December 31, 2018 (in thousands):

Description	December 31, 2018	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Money market funds (included in cash and cash equivalents)	$6,804	$6,804	$—	$—
U.S. treasury securities (included in cash and cash equivalents)	238	238	—	—
U.S. treasury securities (included in marketable securities)	100,986	100,986	—	—

Total	$108,028	$108,028	$—	$—

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
An entity may elect to measure many financial instruments and certain other items at fair value at specified election dates. Subsequent unrealized gains and losses on items for which the fair value option has been elected will be reported in net loss. The Company did not elect to measure any additional financial instruments or other items at fair value.
There have been no changes to the valuation methods utilized by the Company during the years ended December 31, 2019 and 2018. The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the years ended December 31, 2019 and 2018.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents and marketable securities. The Company’s cash, cash equivalents and marketable securities are held by financial institutions in the United States. Amounts on deposit may at times exceed federally insured limits. Management believes that the financial institution is financially sound, and accordingly, minimal credit risk exists with respect to the financial institution.

Concentration of Manufacturing Risk
Concentration of Manufacturing Risk
As of December 31, 2019, the Company had manufacturing arrangements with vendors for the supply of materials for use in preclinical and clinical studies. If the Company were to experience any disruptions in either party’s ability or willingness to continue to provide manufacturing services, the Company may experience significant delays in its product development timelines and may incur substantial costs to secure alternative sources of manufacturing.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets. Depreciation begins at the time the asset is placed in service. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred. Upon sale or retirement of assets, the cost and related accumulated depreciation are removed from the consolidated balance sheets and the resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss.
The estimated useful lives of property and equipment are as follows:

Useful Life (in years)
Leasehold improvements	Lesser of useful life or remaining lease term
Machinery and equipment	2-8 years
Furniture and fixtures	3-5 years
Computers	1-5 years
Office equipment	3-5 years
Software	3-5 years

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company evaluates its long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over its remaining life. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. The Company has recorded no impairment during any of the periods presented.

Accrued Research and Development Costs
Accrued Research and Development Costs
The Company accrues for estimated costs of research and development activities conducted by third-party service providers, which include the conduct of preclinical studies and clinical trials, and contract manufacturing activities. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided and includes these costs in accrued liabilities in the consolidated balance sheets and within research and development expenses in the consolidated statements of operations and comprehensive loss. These costs are a significant component of the Company’s research and development expenses. The Company accrues for these costs based on factors such as estimates of the work completed and in accordance with agreements established with its third-party service providers. The Company estimates the amount of work completed by its third-party service providers through discussions with internal personnel and external service providers as to the progress or stage of completion of the services and the agreed-upon fee to be paid for such services. The majority of the Company’s service providers invoice in arrears for services performed, on a pre-determined
schedule or when contractual milestones are met; however, some require advance payments. The Company makes significant judgments and estimates in determining the accrued balance in each reporting period based on the facts and circumstances known at that time. As actual costs become known, the Company adjusts its accrued estimates. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its understanding of the status and timing of services performed, the number of patients enrolled, and the rate of patient enrollment may vary from its estimates and could result in it reporting amounts that are too high or too low in any particular period. The Company’s accrued expenses are dependent, in part, upon the receipt of timely and accurate reporting from clinical research organizations, or CROs, clinical manufacturing organizations, or CMOs, and other third-party service providers. To date, there have been no material differences between estimated costs of research and development activities accrued by the Company each reporting period and amounts actually incurred.

Research and Development Costs
Research and Development Costs
Research and development costs are expensed as incurred and consist of personnel costs, lab supplies and other costs, as well as fees paid to third parties to conduct research and development activities on the Company’s behalf. Amounts incurred in connection with license agreements are also included in research and development expenses. The Company records payments made to outside vendors for services performed or goods being delivered for use in research and development activities as either prepaid expenses or accrued expenses, depending on the timing of when services are performed or goods are delivered.

Equity-Based Compensation Expense
Equity-Based Compensation Expense
The Company recognizes equity-based compensation expense for awards of equity instruments to employees and non-employees
based on the grant date fair value of those awards in accordance with FASB ASC Topic 718,
Stock Compensation
(“ASC 718”). ASC 718 requires all equity-based compensation awards to employees and non-employee
directors, including grants of restricted stock, restricted stock units, and stock options, to be recognized as expense in the consolidated statements of operations and comprehensive loss based on their grant date fair values. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The Company uses the value of its common stock to determine the fair value of restricted stock and restricted stock units.
The Company accounts for restricted stock and common stock options issued to non-employees
under FASB ASC Topic
505-50,
Equity- Based Payments to
Non-Employees
(“ASC
505-50”).
As such, the value of such awards is periodically remeasured and income or expense is recognized over their vesting terms. Compensation cost related to awards with service-based vesting schedules is recognized using the straight-line method. The Company determines the fair value of the restricted stock and common stock granted to non-employees
as either the fair value of the consideration received or the fair value of the equity instruments issued.
The Black-Scholes option pricing model requires the input of certain subjective assumptions, including (i) the expected share price volatility, (ii) the expected term of the award, (iii) the risk-free interest rate and (iv) the expected dividend yield. Due to the lack of company-specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The group of representative companies have characteristics similar to the Company, including stage of product development and focus on the life science industry. The Company uses the simplified method, which is the average of the final vesting tranche date and the contractual term, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. For options granted to non-employees,
the Company utilizes the contractual term of the arrangement as the basis for the expected term assumption. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company uses an assumed dividend yield of zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.
The Company expenses the fair value of its equity-based compensation awards granted to employees on a straight-line basis over the associated service period, which is generally the period in which the related services are received. The Company measures equity-based compensation awards granted to non-employees
at fair value as the awards vest and recognizes the resulting value as compensation expense at each financial reporting period. The Company accounts for award forfeitures as they occur.

Income Taxes
Income Taxes
The Company uses the asset and liability method of accounting for income taxes in accordance with FASB ASC Topic 740,
Income Taxes
. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company must then assess the likelihood that the resulting deferred tax assets will be realized. A valuation allowance is provided when it is more likely than not that some portion, or all of a deferred tax asset will not be realized. Due to the Company’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance.
The Company recognizes benefits of uncertain tax positions if it is more likely than not that such positions will be sustained upon examination based solely on their technical merits, as the largest amount of benefit that is more likely than not to be realized upon the ultimate settlement. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. To date, the Company has no uncertain tax positions and there have been no interest charges or penalties related to unrecognized tax benefits.

Net Loss per Share
Net Loss per Share
Basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding during the period without consideration of common stock equivalents. Diluted net loss per common share is the same as basic net loss per common share for all periods presented, since the effects of potentially dilutive securities are antidilutive.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued
ASU 2018-13, Fair
Value Measurement (Topic
820). ASU 2018-13 modifies
fair value disclosure requirements, specifically around level transfers and valuation of Level 3 assets and liabilities.
ASU 2018-13 is
effective for financial statements issued for annual and interim periods beginning after December 15, 2019 for all entities. Early adoption of all or part of
ASU 2018-13 is
permitted. Effective January 1, 2020, the Company adopted the standard. The adoption did not have a material impact on the Company’s consolidated financial statements.

Recently Adopted Accounting Pronouncements
In May 2017, the FASB issued ASU
2017-09,
Compensation—Stock Compensation
(Topic 718): Scope of Modification Accounting (“ASU
2017-09”).
ASU
2017-09
provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The guidance is effective for annual periods beginning after December 15, 2017, with early adoption permitted, including adoption in any interim period for which financial statements have not yet been issued. The Company adopted the provisions of ASU
2017-09
on January 1, 2018. No modifications of share-based payment awards have occurred as of December 31, 2019.
In November 2016, the FASB issued ASU
2016-18,
Statement of Cash Flows
(“ASU
2016-18”),
which requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period
and
end-of-period
total amounts shown on the statement of cash flows. ASU
2016-18
is effective for fiscal years beginning after December 15, 2018 and interim periods in fiscal years beginning after December 15, 2019, with early adoption permitted. The Company adopted ASU
2016-18
on December 31, 2019. Upon adoption of ASU
2016-18,
the Company applied the retrospective transition method for each period presented and included $0 and $84,000 of restricted cash in the beginning-of-period
and
end-of-period
cash, cash equivalents and restricted cash balance, respectively, in the consolidated statement of cash flows for the year ended December 31, 2018.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases
(“ASU
2016-02”),
which requires a lessee to recognize a
right-of-use
asset and a lease liability for operating leases, initially measured at the present value of the future lease payments, in the balance sheet. ASU
2016-02
also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. For public entities, the guidance was effective for annual reporting periods beginning after December 15, 2018 and for interim periods within those fiscal years. For non-public
entities and emerging growth companies that choose to take advantage of the extended transition period, the guidance was effective for annual reporting periods beginning after December 15, 2019. Early adoption is permitted for all entities. In June 2020, the FASB issued ASU
No. 2020-05,
which deferred the effective date for nonpublic entities and emerging growth companies that choose to take advantage of the extended transition period to annual reporting periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application continues to be allowed. The adoption of this standard is expected to have an impact on the amount of the Company’s assets and liabilities presented. The Company expects to utilize the new transition method described in ASU
No. 2018-11
and use the effective date as the Company’s date of initial application for the new standard. The Company expects to elect the available package of practical expedients in transition which would allow it to not re-assess
whether existing or expired arrangements contain a lease, the lease classification of existing or expired leases, or whether previous initial direct costs would qualify for capitalization under the new lease standard. As of December 31, 2019, the Company has not elected to early adopt the guidance.
In June 2018, the FASB issued ASU No.
2018-07,
 Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment
 Accounting
(“ASU
2018-07”),
which intends to simplify aspects of share-based compensation issued to non-employees
by making the guidance consistent with the accounting for employee share-based compensation. For public entities, ASU
2018-07
is required to be adopted for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For non-public
entities and emerging growth companies that choose to take advantage of the extended transition period, ASU
2018-07
is effective for annual periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities but no earlier than the Company’s adoption of ASC 606. The Company does not expect the impact of ASU
2018-07
to be material to its consolidated financial statements.

Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases
(“ASU
2016-02”),
which requires a lessee to recognize a
right-of-use
asset and a lease liability for operating leases, initially measured at the present value of the future lease payments, in the balance sheet. ASU
2016-02
also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. This new guidance is effective for fiscal years beginning after December 15, 2020. Early adoption is permitted. The adoption of this standard is expected to have an impact on the amount of the Company’s assets and liabilities presented. The Company expects to utilize the new transition method described in ASU
No. 2018-11
and use the effective date as the Company’s date of initial application for the new standard. The Company expects to elect the available package of practical expedients in transition which would allow it to not re-assess
whether existing or expired arrangements contain a lease, the lease classification of existing or expired leases, or whether previous initial direct costs would qualify for capitalization under the new lease standard. As of December 31, 2019, the Company has not elected to early adopt the guidance and is currently evaluating the impact that the adoption of ASU
2016-02
will have on its consolidated financial statements.
In June 2016, the FASB issued ASU
No. 2016-13,
“
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”
. This ASU requires that credit losses be reported using an expected losses model rather than the incurred losses model that is currently used, and establishes additional disclosures related to credit risks. For available-for-sale
debt securities with unrealized losses, this standard now
requires allowances to be recorded instead of reducing the amortized cost of the investment. ASU
2016-13
limits the amount of credit losses to be recognized for
available-for-sale
debt securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases. ASU
2016-13
will be effective for fiscal years beginning after December 15, 2020 with early adoption permitted, and requires adoption using a modified retrospective approach, with certain exceptions. Based on the composition of the Company’s investment portfolio as of December 31, 2019, current market conditions and historical credit loss activity, the adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.
In July 2017, the FASB issued ASU
2017-11,
Accounting for Certain Financial Instruments with Down Round Features
(“ASU
2017-11”),
which updates the guidance related to the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. Under ASU
2017-11,
a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (“EPS”) in accordance with Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. ASU
2017-11
is effective for public entities for all annual and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company does not expect the impact of ASU
2017-11
to be material to its consolidated financial statements.
In June 2018, the FASB issued ASU No.
2018-07,
 Compensation—Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment
 Accounting
(“ASU
2018-07”),
which intends to simplify aspects of share-based compensation issued to non-employees
by making the guidance consistent with the accounting for employee share-based compensation. For public entities, ASU
2018-07
is required to be adopted for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For non-public
entities and emerging growth companies that choose to take advantage of the extended transition period, ASU
2018-07
is effective for annual periods beginning after December 15, 2019. Early adoption is permitted for all entities but no earlier than the Company’s adoption of ASC 606. The Company does not expect the impact of ASU
2018-07
to be material to its consolidated financial statements.